Schedule of Investments PIMCO Corporate and Income Strategy Fund	April 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 16.5%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~	$4,400	$4,398
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~	67	67
Alphabet Holding Co., Inc. 3.613% (LIBOR03M + 3.500%) due 09/26/2024 ~	97	97
Banijay Entertainment S.A.S 3.860% (LIBOR03M + 3.750%) due 03/01/2025 ~	14	14
Caesars Resort Collection LLC
2.863% (LIBOR03M + 2.750%) due 12/23/2024 ~	8,229	8,150
4.613% (LIBOR03M + 4.500%) due 07/21/2025 ~	1,692	1,698
Cengage Learning, Inc. 5.250% (LIBOR03M + 4.250%) due 06/07/2023 ~	2,300	2,293
Cimpress PLC TBD% due 04/30/2028	3,200	3,168
Cornerstone Building Brands, Inc. 3.365% (LIBOR03M + 3.250%) due 04/12/2028 ~	39	39
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	550	550
DTEK Investments Ltd. TBD% due 06/30/2023 «	2,439	1,634
Emerald TopCo, Inc. 3.613% (LIBOR03M + 3.500%) due 07/24/2026 ~	105	105
Envision Healthcare Corp. 3.863% (LIBOR03M + 3.750%) due 10/10/2025 ~	19,748	16,761
EyeCare Partners LLC 3.863% (LIBOR03M + 3.750%) due 02/18/2027 ~	51	51
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 «~	4,388	4,420
Forbes Energy Services LLC TBD% due 07/13/2021 «	189	44
Frontier Communications Corp.
TBD% due 10/08/2027	2,400	2,391
4.500% (LIBOR03M + 3.750%) due 10/08/2027 ~	2,400	2,391
Ingram Micro, Inc. TBD% due 03/31/2028	2,200	2,205
Intelsat Jackson Holdings S.A. 3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~	1,810	1,835
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	916	911
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~	1,800	1,795
Lonza Group AG TBD% due 04/29/2028	2,200	2,178
McDermott Technology Americas, Inc. 3.110% (LIBOR03M + 3.000%) due 06/30/2024 «~	75	61
McDermott Technology Americas, Inc. (1.113% Cash and 3.000% PIK) 4.113% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)	346	174
MH Sub LLC 3.613% (LIBOR03M + 3.500%) due 09/13/2024 ~	116	115
Nascar Holdings, Inc. 2.863% (LIBOR03M + 2.750%) due 10/19/2026 ~	58	58
Organon Co. TBD% due 04/07/2028	1,700	1,697
Parexel International Corp. 2.863% (LIBOR03M + 2.750%) due 09/27/2024 ~	86	85
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~	2,400	2,410
PUG LLC 3.613% (LIBOR03M + 3.500%) due 02/12/2027 ~	4,684	4,549
Redstone Buyer LLC TBD% due 04/15/2028	2,644	2,627
Sasol Ltd. 0.500% (LIBOR03M + 1.600%) due 11/23/2022 «~µ	4,589	4,297
Scih Salt Holdings, Inc. TBD% due 03/16/2027 «	1,100	1,097
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~	137	136
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~	2,943	2,934
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	10,829	10,699
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~	832	817

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

U.S. Renal Care, Inc. 5.113% (LIBOR03M + 5.000%) due 06/26/2026 ~		415	407
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		3,419	3,415
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		500	496
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)		3,975	2,425
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		2,467	2,479

Total Loan Participations and Assignments (Cost $101,825)			98,173

CORPORATE BONDS & NOTES 71.0%
BANKING & FINANCE 18.5%
Ally Financial, Inc.
8.000% due 11/01/2031		840	1,182
8.000% due 11/01/2031 (n)		927	1,278
Ambac LSNI LLC 6.000% due 02/12/2023 •(n)		444	446
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	6,959	8,635
3.625% due 09/24/2024		1,714	2,188
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	700	194
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)		$1,849	1,990
Barclays PLC
5.875% due 09/15/2024 •(j)(k)	GBP	1,400	2,065
6.125% due 12/15/2025 •(j)(k)		$2,000	2,214
7.875% due 09/15/2022 •(j)(k)	GBP	3,800	5,651
BGC Partners, Inc. 4.375% due 12/15/2025 (n)		$1,800	1,937
Cantor Fitzgerald LP 4.875% due 05/01/2024		29	32
CBL & Associates LP
5.250% due 12/01/2023 ^(e)		112	65
5.950% due 12/15/2026 ^(e)(n)		574	332
Cosaint Re Pte Ltd. 9.247% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		700	708
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(k)(n)		200	227
Credit Suisse Group AG 7.500% due 07/17/2023 •(j)(k)		200	214
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030 (n)		4,089	4,537
Ford Motor Credit Co. LLC
0.162% due 12/01/2024 •	EUR	100	116
1.744% due 07/19/2024		300	365
2.748% due 06/14/2024	GBP	100	140
3.021% due 03/06/2024	EUR	100	126
3.087% due 01/09/2023 (n)		$2,500	2,551
3.250% due 09/15/2025	EUR	100	129
3.375% due 11/13/2025 (n)		$800	820
4.535% due 03/06/2025	GBP	100	148
5.125% due 06/16/2025 (n)		$2,300	2,515
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		587	609
6.500% due 10/01/2025 (n)		361	376
6.750% due 03/15/2022		244	244
GSPA Monetization Trust 6.422% due 10/09/2029 (n)		3,059	3,321
Howard Hughes Corp.
4.125% due 02/01/2029 (n)		300	298
4.375% due 02/01/2031		100	99
HSBC Holdings PLC
4.750% due 07/04/2029 •(j)(k)	EUR	1,900	2,573
5.875% due 09/28/2026 •(j)(k)(n)	GBP	200	308
6.000% due 09/29/2023 •(j)(k)(n)	EUR	2,100	2,785
ING Groep NV 5.750% due 11/16/2026 •(j)(k)		$300	331
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	200	258
3.950% due 06/30/2022	GBP	2,231	3,152
Lloyds Banking Group PLC
6.750% due 06/27/2026 •(j)(k)		$3,500	3,991
7.500% due 06/27/2024 •(j)(k)		2,800	3,170
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029 (n)		5,100	5,170
Natwest Group PLC
6.000% due 12/29/2025 •(j)(k)		2,000	2,217
8.000% due 08/10/2025 •(j)(k)(n)		6,390	7,540
Navient Corp. 5.625% due 08/01/2033 (n)		686	643

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Newmark Group, Inc. 6.125% due 11/15/2023		62	68
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		47	50
Owl Rock Capital Corp. 2.625% due 01/15/2027		1,700	1,693
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		20	22
PRA Group, Inc. 7.375% due 09/01/2025 (n)		1,700	1,824
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)		200	223
7.375% due 10/04/2023 •(j)(k)(n)		600	655
STORE Capital Corp. 4.625% due 03/15/2029 (n)		100	113
Tesco Property Finance PLC 7.623% due 07/13/2039	GBP	226	460
UniCredit SpA 7.830% due 12/04/2023 (n)		$4,050	4,715
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,557	4,043
Uniti Group LP 7.875% due 02/15/2025 (n)		$14,430	15,566
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(e)(n)		5,971	2,747

			110,069

INDUSTRIALS 45.3%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (n)		1,249	1,382
Altice Financing S.A. 7.500% due 05/15/2026 (n)		1,400	1,456
AMC Networks, Inc. 4.250% due 02/15/2029 (n)		2,300	2,274
Associated Materials LLC 9.000% due 09/01/2025		299	319
B.C. Unlimited Liability Co. 3.500% due 02/15/2029 (n)		1,700	1,660
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		148	109
Boeing Co.
5.150% due 05/01/2030 (n)		754	878
5.705% due 05/01/2040 (n)		736	914
5.805% due 05/01/2050 (n)		958	1,232
5.930% due 05/01/2060 (n)		884	1,156
Bombardier, Inc.
6.000% due 10/15/2022 (n)		1,031	1,033
6.125% due 01/15/2023 (n)		745	782
7.500% due 12/01/2024		1,000	1,016
7.500% due 03/15/2025 (n)		5,257	5,254
7.875% due 04/15/2027 (n)		6,633	6,625
Broadcom, Inc.
3.469% due 04/15/2034		2,530	2,561
4.150% due 11/15/2030 (n)		502	549
4.300% due 11/15/2032 (n)		779	861
5.000% due 04/15/2030		40	46
CCO Holdings LLC
4.250% due 02/01/2031 (n)		6,538	6,546
4.500% due 08/15/2030		148	151
4.500% due 06/01/2033		1,741	1,757
4.750% due 03/01/2030		160	167
Central Garden & Pet Co. 4.125% due 04/30/2031		1,400	1,395
Charter Communications Operating LLC
3.700% due 04/01/2051		100	94
3.850% due 04/01/2061 (n)		400	368
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		70	73
Community Health Systems, Inc.
4.750% due 02/15/2031		800	795
5.625% due 03/15/2027 (n)		5,990	6,360
6.625% due 02/15/2025 (n)		620	655
8.000% due 03/15/2026 (n)		753	812
Connect Finco SARL 6.750% due 10/01/2026		58	61
Corning, Inc. 5.450% due 11/15/2079		70	90
Coty, Inc. 5.000% due 04/15/2026		4,100	4,154
CSC Holdings LLC 4.500% due 11/15/2031 (c)		3,900	3,910
CVS Pass-Through Trust 7.507% due 01/10/2032 (n)		659	836
DAE Funding LLC 5.250% due 11/15/2021 (n)		268	272

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Delta Air Lines, Inc. 7.375% due 01/15/2026 (n)		920	1,081
Exela Intermediate LLC 10.000% due 07/15/2023		117	42
Ferroglobe PLC 9.375% due 03/01/2022 (n)		1,550	1,531
First Quantum Minerals Ltd. 6.500% due 03/01/2024 (n)		1,214	1,247
Ford Motor Co. 7.700% due 05/15/2097 (n)		7,315	8,924
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		5,650	5,809
Fresnillo PLC 4.250% due 10/02/2050 (n)		1,500	1,472
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,438	2,037
Full House Resorts, Inc. 8.250% due 02/15/2028		$310	334
General Electric Co.
4.350% due 05/01/2050 (n)		3,100	3,457
5.875% due 01/14/2038		22	29
6.150% due 08/07/2037		17	23
6.875% due 01/10/2039 (n)		10	14
GFL Environmental, Inc. 3.500% due 09/01/2028 (n)		900	869
Harvest Midstream LP 7.500% due 09/01/2028 (n)		1,200	1,296
HCA, Inc. 7.500% due 11/15/2095 (n)		1,200	1,648
Helios Software Holdings, Inc. 4.625% due 05/01/2028		1,700	1,687
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032 (n)		1,300	1,280
3.750% due 05/01/2029 (n)		1,800	1,807
4.000% due 05/01/2031 (n)		1,800	1,820
HollyFrontier Corp.
4.500% due 10/01/2030 (n)		6,400	6,690
5.875% due 04/01/2026 (n)		1,400	1,609
Hologic, Inc. 3.250% due 02/15/2029 (n)		1,000	984
iHeartCommunications, Inc. 6.375% due 05/01/2026 (n)		1,143	1,220
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(n)		444	469
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(n)		327	360
Innophos Holdings, Inc. 9.375% due 02/15/2028		108	118
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		86	29
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		3,914	2,407
8.000% due 02/15/2024		44	46
8.500% due 10/15/2024 ^(e)		10,423	6,487
9.750% due 07/15/2025 ^(e)(n)		3,007	1,879
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		4,727	189
8.125% due 06/01/2023 ^(e)(n)		1,121	45
Kraft Heinz Foods Co. 5.500% due 06/01/2050 (n)		200	249
Level 3 Financing, Inc. 3.625% due 01/15/2029 (n)		5,200	5,044
Marriott International, Inc. 4.625% due 06/15/2030		34	38
Melco Resorts Finance Ltd. 5.750% due 07/21/2028 (n)		1,700	1,831
MGM Resorts International 4.750% due 10/15/2028 (n)		2,200	2,324
NCL Corp. Ltd.
10.250% due 02/01/2026 (n)		1,703	2,007
12.250% due 05/15/2024 (n)		2,900	3,541
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,100	1,585
3.875% due 11/15/2029		1,504	2,193
4.625% due 05/15/2029		5,000	7,589
4.875% due 06/15/2030		$100	116
5.375% due 11/15/2029		60	71
New Albertson's LP 6.570% due 02/23/2028 (n)		5,600	6,040
News Corp. 3.875% due 05/15/2029		2,400	2,450
Nissan Motor Co. Ltd.
4.345% due 09/17/2027 (n)		400	438
4.810% due 09/17/2030 (n)		4,800	5,335
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/31/2021 (h)(j)		753	10

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Organon Finance 1 LLC 4.125% due 04/30/2028		2,500	2,564
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		23	25
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	6,522	7,229
5.950% due 01/28/2031 (n)		$1,931	1,867
6.490% due 01/23/2027		70	74
6.500% due 03/13/2027		190	201
6.500% due 01/23/2029		900	917
6.750% due 09/21/2047		950	841
6.840% due 01/23/2030 (n)		2,220	2,284
6.950% due 01/28/2060 (n)		300	266
7.690% due 01/23/2050		110	106
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	750	915
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		$6,200	6,679
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (n)		2,429	2,350
QualityTech LP 3.875% due 10/01/2028 (n)		1,700	1,719
QVC, Inc. 5.950% due 03/15/2043 (n)		2,408	2,402
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	100	150
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025 (n)		$2,086	2,419
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,827
Sands China Ltd.
5.125% due 08/08/2025 (n)		$200	223
5.400% due 08/08/2028 (n)		5,128	5,822
Sensata Technologies BV 4.000% due 04/15/2029		2,700	2,720
Standard Industries, Inc.
3.375% due 01/15/2031 (n)		600	563
4.375% due 07/15/2030 (n)		2,000	2,007
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (n)		1,864	1,879
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (n)		1,332	1,341
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	100	131
Times Square Hotel Trust 8.528% due 08/01/2026		$1,137	1,244
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		2,209	2,414
5.750% due 09/30/2039 (n)		9,035	10,508
TransDigm, Inc. 5.500% due 11/15/2027		34	35
Transocean Pontus Ltd. 6.125% due 08/01/2025		106	103
Transocean, Inc.
7.250% due 11/01/2025		74	56
7.500% due 01/15/2026		26	19
8.000% due 02/01/2027		117	82
Travel + Leisure Co.
3.900% due 03/01/2023		72	74
4.625% due 03/01/2030		42	44
5.650% due 04/01/2024		10	11
6.000% due 04/01/2027 (n)		714	801
Triumph Group, Inc.
5.250% due 06/01/2022		24	24
6.250% due 09/15/2024		67	68
U.S. Renal Care, Inc. 10.625% due 07/15/2027		59	63
Uber Technologies, Inc. 6.250% due 01/15/2028 (n)		1,300	1,414
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (n)		400	433
United Airlines Pass-Through Trust
4.875% due 07/15/2027 (n)		1,553	1,625
5.875% due 04/15/2029 (n)		2,950	3,270
United Group BV 4.875% due 07/01/2024	EUR	100	122
Univision Communications, Inc. 5.125% due 02/15/2025 (n)		$433	441
Valaris PLC 4.875% due 04/15/2028 «		15	15
Vale Overseas Ltd.
6.875% due 11/21/2036		59	80
6.875% due 11/10/2039		43	59
Vale S.A. 0.000% due 12/29/2049 «~(j)	BRL	90,000	9,984

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Veritas U.S., Inc.
7.500% due 09/01/2025 (n)		$930	964
10.500% due 02/01/2024		2,180	2,243
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		2,197	2,577
VOC Escrow Ltd. 5.000% due 02/15/2028 (n)		4,000	4,085
Western Midstream Operating LP 2.288% (US0003M + 1.850%) due 01/13/2023 ~		42	42
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		7,444	7,770
WMG Acquisition Corp. 3.000% due 02/15/2031 (n)		4,961	4,669
Wynn Macau Ltd.
5.125% due 12/15/2029		200	204
5.625% due 08/26/2028 (n)		2,200	2,318
Yum! Brands, Inc. 3.625% due 03/15/2031 (n)		2,300	2,273
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (n)		430	428
6.125% due 03/01/2028		68	70
ZoomInfo Technologies LLC 3.875% due 02/01/2029		300	297

			268,853

UTILITIES 7.2%
AT&T, Inc.
3.100% due 02/01/2043 (n)		1,178	1,091
3.300% due 02/01/2052 (n)		1,178	1,074
3.500% due 06/01/2041 (n)		964	951
3.500% due 02/01/2061 (n)		1,192	1,088
3.650% due 06/01/2051 (n)		2,030	1,956
3.850% due 06/01/2060 (n)		1,450	1,395
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		1,192	939
Edison International 5.750% due 06/15/2027		51	60
Frontier Communications Corp. 5.000% due 05/01/2028 (n)		1,100	1,125
Genesis Energy LP 8.000% due 01/15/2027		1,103	1,138
Lumen Technologies, Inc. 4.000% due 02/15/2027		54	55
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (n)		3,600	4,360
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		45	44
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		192	79
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		619	613
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		5,105	1,046
Pacific Gas & Electric Co.
3.450% due 07/01/2025 (n)		1,376	1,461
3.750% due 08/15/2042		22	20
4.000% due 12/01/2046		7	6
4.250% due 03/15/2046		1,700	1,635
4.300% due 03/15/2045		27	26
4.500% due 07/01/2040 (n)		2,303	2,319
4.500% due 12/15/2041 (n)		275	266
4.550% due 07/01/2030 (n)		4,291	4,617
4.600% due 06/15/2043 (n)		118	119
4.750% due 02/15/2044 (n)		632	647
4.950% due 07/01/2050 (n)		3,358	3,434
Petrobras Global Finance BV
5.093% due 01/15/2030 (n)		1,417	1,499
6.250% due 12/14/2026	GBP	3,966	6,203
6.625% due 01/16/2034		100	156
Rio Oil Finance Trust
8.200% due 04/06/2028 (n)		$240	275
9.250% due 07/06/2024 (n)		1,990	2,215
9.750% due 01/06/2027		322	379
Southern California Edison Co. 6.650% due 04/01/2029		39	48
Talen Energy Supply LLC 6.625% due 01/15/2028		30	30

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Transocean Poseidon Ltd. 6.875% due 02/01/2027	110	105

		42,474

Total Corporate Bonds & Notes (Cost $409,019)		421,396

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
DISH Network Corp. 3.375% due 08/15/2026	3,400	3,587

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)	10	2

Total Convertible Bonds & Notes (Cost $3,407)		3,589

MUNICIPAL BONDS & NOTES 4.3%
ILLINOIS 3.0%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040	12,700	17,463
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	95	111
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	35	43
7.350% due 07/01/2035	20	25
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	95	108

		17,750

PUERTO RICO 0.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	2,900	2,327

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	750	783

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)	44,400	4,787

Total Municipal Bonds & Notes (Cost $19,481)		25,647

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
3.000% due 02/25/2043 - 06/25/2050 (a)(n)	25,674	2,991
5.856% due 07/25/2029 •	1,150	1,267
Freddie Mac
0.000% due 02/25/2046 (b)(h)	2,154	2,092
0.100% due 02/25/2046 (a)	2,155	1
3.500% due 05/25/2050 (a)	2,749	482
6.144% due 11/25/2055 «~	7,896	4,831
7.656% due 12/25/2027 •	3,265	3,569
10.856% due 03/25/2025 •	617	621

Total U.S. Government Agencies (Cost $20,668)		15,854

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.9%
Banc of America Funding Trust 6.000% due 07/25/2037 ^	206	203
Banc of America Mortgage Trust 6.000% due 03/25/2037 ^	208	209
BCAP LLC Trust
2.924% due 03/27/2036 ~	1,995	1,678
3.214% due 08/28/2037 ~	3,876	3,860
4.853% due 03/26/2037 þ	712	885
Bear Stearns ALT-A Trust
0.606% due 01/25/2036 ^•	707	921
2.960% due 11/25/2035 ^~	3,434	3,318
3.102% due 11/25/2036 ^~	3,118	2,128
3.167% due 09/25/2047 ^~	4,511	3,056
3.279% due 09/25/2035 ^~	315	235
3.485% due 08/25/2036 ^~	672	453
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	453	453
CD Mortgage Trust 5.688% due 10/15/2048	5,388	2,986

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Chase Mortgage Finance Trust
3.020% due 12/25/2035 ^~	5	5
6.000% due 07/25/2037 ^	608	424
Citigroup Mortgage Loan Trust 2.529% due 04/25/2037 ^~	174	156
Commercial Mortgage Loan Trust 6.174% due 12/10/2049 ~	1,739	748
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	859	665
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	225	145
5.750% due 01/25/2035	186	188
5.750% due 02/25/2035	255	241
5.750% due 03/25/2037 ^	493	393
6.000% due 02/25/2035	810	786
6.000% due 04/25/2036	802	513
6.000% due 02/25/2037 ^	4,576	2,749
6.000% due 04/25/2037 ^	848	567
6.250% due 12/25/2036 ^•	1,266	872
6.500% due 08/25/2036 ^	402	212
Countrywide Home Loan Mortgage Pass-Through Trust
3.015% due 09/20/2036 ^~	186	180
6.000% due 07/25/2037 ^	1,216	791
Credit Suisse Mortgage Capital Certificates 2.969% due 10/26/2036 ~	6,936	5,478
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~	4,600	4,448
GS Mortgage Securities Trust 5.622% due 11/10/2039	640	224
GSR Mortgage Loan Trust
3.496% due 08/25/2034 ~	290	283
5.500% due 05/25/2036 ^	82	229
6.000% due 02/25/2036 ^	1,567	1,003
HarborView Mortgage Loan Trust
0.595% due 01/19/2036 ^•	1,154	1,084
3.833% due 06/19/2036 ^~	4,337	2,856
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^	3,316	1,726
Jackson Park Trust 3.350% due 10/14/2039 ~	1,772	1,635
Jefferies Resecuritization Trust 6.000% due 05/26/2036	7,941	5,238
JP Morgan Alternative Loan Trust
3.253% due 03/25/2037 ^~	933	954
6.000% due 12/25/2035 ^	1,150	1,049
JP Morgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045	104	98
JP Morgan Mortgage Trust
2.690% due 02/25/2036 ^~	1,299	1,087
2.995% due 01/25/2037 ^~	327	299
3.113% due 04/25/2037 ~	4	4
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^	409	137
5.562% due 02/15/2040 ^~	285	149
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	65	65
Lehman XS Trust 0.326% due 06/25/2047 •	1,310	1,256
MASTR Alternative Loan Trust 6.750% due 07/25/2036	1,544	882
Merrill Lynch Mortgage Investors Trust 2.779% due 03/25/2036 ^~	481	312
Motel 6 Trust 7.042% due 08/15/2024 •	2,859	2,789
Residential Accredit Loans, Inc. Trust
0.336% due 05/25/2037 ^•	98	75
3.582% due 12/26/2034 ^~	1,109	664
6.000% due 08/25/2036 ^	215	214
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^	2,539	1,402
6.250% due 09/25/2037 ^	2,492	1,503
6.250% due 06/25/2046 ~	1,083	1,070
Residential Funding Mortgage Securities, Inc. Trust
3.819% due 02/25/2037 ~	1,062	861
6.500% due 03/25/2032	94	97
Sequoia Mortgage Trust
2.609% due 02/20/2047 ~	193	176
2.974% due 07/20/2037 ^~	409	381
Structured Adjustable Rate Mortgage Loan Trust
2.869% due 11/25/2036 ^~	1,496	1,457
2.992% due 01/25/2036 ^~	1,604	1,142
3.247% due 07/25/2035 ^~	420	393
SunTrust Adjustable Rate Mortgage Loan Trust
2.355% due 04/25/2037 ^~	209	160
2.396% due 02/25/2037 ^~	161	152

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.094% due 07/25/2037 ^~		299	301
3.193% due 02/25/2037 ^~		380	380
3.244% due 10/25/2036 ^~		1,400	1,346
3.314% due 07/25/2037 ^~		638	645
Washington Mutual Mortgage Pass-Through Certificates Trust
0.982% due 05/25/2047 ^•		49	5
6.000% due 10/25/2035 ^		1,210	974

Total Non-Agency Mortgage-Backed Securities (Cost $78,511)			76,703

ASSET-BACKED SECURITIES 14.5%
ACE Securities Corp. Home Equity Loan Trust 0.691% due 02/25/2036 •		23,525	22,404
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,291
Apidos CLO 0.000% due 01/20/2031 ~		$4,500	2,522
Argent Securities Trust 0.486% due 03/25/2036 •		3,393	2,328
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	1,600	1,062
Bear Stearns Asset-Backed Securities Trust
0.246% due 10/25/2036 ^•		$2,807	3,573
6.500% due 10/25/2036 ^		339	231
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		175,347	473
Carlyle Global Market Strategies CLO Ltd. 0.000% due 07/20/2029 ~		1,895	926
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,300	1,017
0.000% due 10/22/2031 ~		1,500	570
Citigroup Mortgage Loan Trust 0.266% due 12/25/2036 •		1,611	1,086
Countrywide Asset-Backed Certificates 0.246% due 06/25/2047 ^•		1,162	1,109
First Franklin Mortgage Loan Trust
1.051% due 09/25/2035 •		3,442	2,920
1.081% due 05/25/2036 •		6,410	5,709
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		8	743
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	500	308
Home Equity Mortgage Loan Asset-Backed Trust 0.266% due 07/25/2037 •		$8,953	6,141
JP Morgan Mortgage Acquisition Trust 4.533% due 10/25/2030 ^þ		4,519	3,184
Lehman XS Trust 5.670% due 08/25/2035 ^þ		46	47
LNR CDO Ltd. 0.391% due 02/28/2043 •		1,631	43
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		7	961
Merrill Lynch Mortgage Investors Trust 0.426% due 04/25/2037 •		446	303
Morgan Stanley ABS Capital, Inc. Trust 0.406% due 06/25/2036 •		318	288
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		533	348
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.886% due 08/25/2035 •		5,000	4,778
1.876% due 10/25/2034 •		573	592
Residential Asset Mortgage Products Trust 1.306% due 01/25/2035 ^•		2,546	2,387
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		3	3,405
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		4	1,762
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	538
0.000% due 10/15/2048 «(h)		1	410
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 «(h)		4,300	710
0.000% due 07/25/2040 «(h)		21	447
0.000% due 09/25/2040 «(h)		1,718	442
South Coast Funding Ltd. 0.795% due 08/10/2038 •		9,816	1,333
Symphony CLO Ltd. 4.786% due 07/14/2026 •		2,000	1,925
Taberna Preferred Funding Ltd.
0.575% due 08/05/2036 •		300	261
0.575% due 08/05/2036 ^•		5,542	4,822

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

0.664% due 07/05/2035 •		2,837	2,525

Total Asset-Backed Securities (Cost $89,647)			85,924

SOVEREIGN ISSUES 5.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		3,369	1,162
0.125% due 07/09/2035 þ		3,289	1,012
0.125% due 01/09/2038 þ		10,995	4,163
0.125% due 07/09/2041 þ		4,729	1,691
0.125% due 07/09/2046 þ		115	37
1.000% due 07/09/2029		669	254
15.500% due 10/17/2026	ARS	53,560	131
34.069% (BADLARPP) due 10/04/2022 ~		58	0
36.093% (BADLARPP + 2.000%) due 04/03/2022 ~		61,384	378
Autonomous City of Buenos Aires
37.343% (BADLARPP + 3.250%) due 03/29/2024 ~		308,372	1,769
37.834% (BADLARPP + 3.750%) due 02/22/2028 ~		22,091	120
Egypt Government International Bond
3.875% due 02/16/2026		$1,600	1,564
5.875% due 02/16/2031		1,600	1,548
7.500% due 02/16/2061		1,600	1,489
Ghana Government International Bond
6.375% due 02/11/2027		600	597
7.875% due 02/11/2035		600	592
8.750% due 03/11/2061		200	194
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	3,300	3,993
6.625% due 03/22/2048		600	755
Oman Government International Bond
4.875% due 02/01/2025		$1,400	1,472
6.250% due 01/25/2031		1,400	1,510
7.000% due 01/25/2051		1,400	1,434
Provincia de Buenos Aires 37.841% due 04/12/2025	ARS	136,752	712
Republic of Greece Government International Bond
4.300% due 02/24/2023 þ	EUR	142	184
4.300% due 02/24/2024 þ		142	191
4.300% due 02/24/2025 þ		142	197
4.300% due 02/24/2026 þ		142	202
4.300% due 02/24/2027 þ		142	207
4.300% due 02/24/2028 þ		142	211
4.300% due 02/24/2029 þ		142	213
4.300% due 02/24/2030 þ		142	216
4.300% due 02/24/2031 þ		142	219
4.300% due 02/24/2032 þ		142	222
4.300% due 02/24/2033 þ		142	226
4.300% due 02/24/2034 þ		142	230
4.300% due 02/24/2035 þ		142	229
4.300% due 02/24/2036 þ		142	231
4.300% due 02/24/2037 þ		142	235
4.300% due 02/24/2038 þ		142	235
4.300% due 02/24/2039 þ		142	240
4.300% due 02/24/2040 þ		142	238
4.300% due 02/24/2041 þ		142	245
4.300% due 02/24/2042 þ		142	246
South Africa Government International Bond 5.750% due 09/30/2049		$800	773
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		200	213
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	1,054	1,166
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		$28	3
9.250% due 09/15/2027 ^(e)		308	32

Total Sovereign Issues (Cost $43,588)			33,181

		SHARES
COMMON STOCKS 2.4%
COMMUNICATION SERVICES 0.9%
Clear Channel Outdoor Holdings, Inc. (f)		531,903	1,335
iHeartMedia, Inc. 'A' (f)		126,306	2,417
iHeartMedia, Inc. 'B' «(f)		98,039	1,689

			5,441

ENERGY 0.0%
Forbes Energy Services Ltd. (f)(l)		11,400	1

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Valaris Ltd. (f)	515	12

		13

FINANCIALS 0.1%
Associated Materials Group, Inc. «(f)(l)	114,060	813

INDUSTRIALS 1.4%
Neiman Marcus Group Ltd. LLC «(f)(l)	73,491	7,832
Noble Corp. «(f)	1,458	28
Noble Corp. «(f)(l)	12,157	233
Pacific Drilling SA «(f)(l)	1,250	152
Valaris PLC «(f)	641	13
Westmoreland Mining Holdings LLC «(f)(l)	50,497	1

		8,259

Total Common Stocks (Cost $12,883)		14,526

RIGHTS 1.6%
INFORMATION TECHNOLOGY 1.6%
Windstream Holdings LLC «	493,740	9,322

Total Rights (Cost $4,094)		9,322

WARRANTS 0.2%
INDUSTRIALS 0.2%
Sequa Corp. - Exp. 04/28/2024 «	775,000	1,160

Total Warrants (Cost $0)		1,160

PREFERRED SECURITIES 8.8%
BANKING & FINANCE 4.1%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~(n)	2,300,000	1,302
Banco Santander S.A. 6.250% due 09/11/2021 •(j)(k)	400,000	489
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	70,000	66
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)	1,000,000	1,089
Nationwide Building Society 10.250% ~	34,400	8,883
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(j)	7,132,825	11,272
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)	1,200,000	1,228

		24,329

INDUSTRIALS 4.7%
General Electric Co. 3.514% due 06/15/2021 ~(j)	261,000	249
Sequa Corp. (15.000% PIK) 15.000% «(d)	21,529	27,831

		28,080

Total Preferred Securities (Cost $35,370)		52,409

REAL ESTATE INVESTMENT TRUSTS 2.7%
REAL ESTATE 2.7%
Uniti Group, Inc.	239,397	2,729
VICI Properties, Inc.	416,263	13,196

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Total Real Estate Investment Trusts (Cost $6,941)			15,925

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (m) 1.8%			10,599

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.5%
Federal Home Loan Bank 0.015% due 06/30/2021 (h)(i)		$9,000	9,000

ARGENTINA TREASURY BILLS 0.0%
38.075% due 06/30/2021 - 07/30/2021 (g)(h)	ARS	15,707	92
38.750% (ARPPPA + 2.250%) due 06/30/2021 ~		19,392	125

			217

U.S. TREASURY BILLS 0.1%
0.043% due 05/06/2021 - 08/26/2021 (g)(h)		$740	740

U.S. TREASURY CASH MANAGEMENT BILLS 0.3%
0.017% due 08/10/2021 (g)(h)		1,641	1,641

Total Short-Term Instruments (Cost $22,204)			22,197

Total Investments in Securities (Cost $847,638)			876,006

Total Investments 147.5% (Cost $847,638)			$876,006
Financial Derivative Instruments (o)(p) (0.2)%(Cost or Premiums, net $1,303)			(797)
Auction Rate Preferred Shares (3.9)%			(23,525)
Other Assets and Liabilities, net (43.4)%			(257,800)

Net Assets Applicable to Common Shareholders 100.0%			$593,884

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Associated Materials Group, Inc.	08/24/2020	$724	$813	0.14%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	370	1	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	2,408	7,832	1.32
Noble Corp.	02/05/2021 - 02/08/2021	142	233	0.04
Pacific Drilling SA	02/25/2021	131	152	0.02
Westmoreland Mining Holdings LLC	12/08/2014- 10/19/2016	1,455	1	0.00

$5,230	$9,032	1.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	04/30/2021	05/03/2021	$10,599	U.S. Treasury Notes 1.875% due 07/31/2022	$(10,811)	$10,599	$10,599

Total Repurchase Agreements	$(10,811)	$10,599	$10,599

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	0.380%	04/30/2021	08/03/2021	$(749)	$(749)
0.500	04/30/2021	08/03/2021	(5,565)	(5,565)
0.550	03/01/2021	06/01/2021	(6,073)	(6,078)
BRC	0.350	02/17/2021	05/21/2021	(6,159)	(6,163)
0.380	04/26/2021	07/26/2021	(653)	(653)

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

	0.450	02/12/2021	05/18/2021		(3,209)	(3,212)
	0.480	04/26/2021	07/26/2021		(1,069)	(1,069)
	0.480	05/03/2021	08/06/2021		(6,245)	(6,245)
	0.500	03/25/2020	TBD(2)		(125)	(126)
	0.550	04/15/2021	06/14/2021		(8,130)	(8,132)
	0.570	02/12/2021	05/18/2021		(2,646)	(2,650)
	0.650	01/28/2021	05/03/2021		(5,746)	(5,756)
	0.790	11/02/2020	05/03/2021		(708)	(711)
BYR	0.610	03/31/2021	03/25/2022		(5,745)	(5,745)
CDC	0.250	03/22/2021	TBD(2)		(3,553)	(3,554)
	0.320	03/23/2021	06/21/2021		(669)	(670)
	0.330	04/16/2021	07/15/2021		(2,239)	(2,240)
	0.330	04/19/2021	07/21/2021		(1,586)	(1,586)
	0.330	05/03/2021	08/02/2021		(7,648)	(7,648)
	0.350	02/22/2021	05/24/2021		(6,558)	(6,563)
	0.350	02/23/2021	05/24/2021		(5,678)	(5,682)
	0.350	03/05/2021	05/24/2021		(217)	(217)
	0.500	03/23/2021	06/21/2021		(6,468)	(6,472)
	0.500	04/29/2021	06/21/2021		(1,330)	(1,330)
	0.530	04/23/2021	07/09/2021		(1,573)	(1,573)
	0.600	02/16/2021	05/21/2021		(4,838)	(4,844)
CEW	0.470	03/08/2021	05/07/2021		(538)	(538)
	0.500	04/06/2021	07/08/2021		(11,436)	(11,440)
	0.600	02/05/2021	05/07/2021		(814)	(815)
CIB	0.550	04/30/2021	06/04/2021		(1,768)	(1,768)
	0.600	04/13/2021	05/18/2021		(613)	(613)
FOB	0.300	04/16/2021	05/17/2021		(1,812)	(1,812)
	0.400	03/04/2021	06/02/2021		(258)	(258)
	0.650	08/05/2020	TBD(2)		(6,645)	(6,678)
JML	(0.300)	04/15/2021	07/14/2021	EUR	(2,040)	(2,452)
	(0.050)	04/28/2021	TBD(2)		$(346)	(346)
	0.350	04/19/2021	07/19/2021	GBP	(196)	(271)
	0.550	04/21/2021	05/26/2021		$(5,909)	(5,910)
NOM	0.600	02/16/2021	05/18/2021		(8,491)	(8,502)
	0.600	04/09/2021	05/18/2021		(2,050)	(2,051)
	0.600	04/19/2021	05/18/2021		(2,182)	(2,182)
	0.680	02/02/2021	06/02/2021		(678)	(679)
RTA	0.480	04/30/2021	07/30/2021		(1,073)	(1,073)
SCX	0.470	03/22/2021	05/21/2021		(2,026)	(2,028)
SOG	0.350	03/30/2021	06/01/2021		(885)	(886)
	0.350	04/28/2021	07/28/2021		(2,355)	(2,355)
	0.370	03/26/2021	06/24/2021		(2,107)	(2,108)
	0.450	05/06/2021	08/09/2021		(7,403)	(7,403)
	0.480	04/21/2021	07/20/2021		(8,530)	(8,531)
	0.480	04/23/2021	07/27/2021		(11,208)	(11,210)
	0.500	03/17/2021	06/15/2021		(5,136)	(5,139)
	0.500	04/06/2021	07/06/2021		(1,077)	(1,078)
	0.550	03/01/2021	06/01/2021		(3,029)	(3,032)
	0.570	02/22/2021	05/24/2021		(4,356)	(4,361)
	0.570	02/24/2021	05/25/2021		(4,124)	(4,129)
	0.600	02/05/2021	05/06/2021		(7,409)	(7,419)
TDM	0.250	02/04/2021	TBD(2)		(2,793)	(2,794)
	0.250	04/01/2021	TBD(2)		(1,807)	(1,807)
	0.250	04/16/2021	TBD(2)		(9,640)	(9,641)
	0.550	12/29/2020	TBD(2)		(2,166)	(2,170)
	0.630	12/30/2020	TBD(2)		(7,475)	(7,491)
UBS	0.350	04/09/2021	07/08/2021		(2,480)	(2,480)
	0.350	04/19/2021	07/20/2021		(1,311)	(1,312)
	0.350	04/21/2021	07/22/2021		(2,632)	(2,633)
	0.350	04/22/2021	07/23/2021		(1,944)	(1,944)
	0.400	03/01/2021	06/01/2021		(208)	(208)
	0.400	03/22/2021	TBD(2)		(10,654)	(10,659)
	0.450	04/16/2021	07/16/2021		(11,601)	(11,603)
	0.450	04/28/2021	07/29/2021		(1,910)	(1,910)
	0.500	04/07/2021	07/06/2021		(521)	(521)
	0.500	04/08/2021	07/07/2021		(6,489)	(6,491)
	0.500	04/13/2021	07/12/2021		(2,508)	(2,509)
	0.500	04/15/2021	07/14/2021		(2,392)	(2,393)
	0.550	02/12/2021	05/13/2021		(2,090)	(2,092)
	0.550	02/16/2021	05/19/2021		(830)	(831)
	0.550	03/01/2021	06/01/2021		(733)	(734)
	0.550	03/29/2021	05/13/2021		(1,947)	(1,948)
	0.600	04/20/2021	05/10/2021		(114)	(114)

Total Reverse Repurchase Agreements						$(276,585)

(n)	Securities with an aggregate market value of $302,978 and cash of $995 have been pledged as collateral under the terms of master agreements as of April 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended April 30, 2021 was $(236,903) at a weighted average interest rate of 0.636%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	3.900%		$600	$(1)	$24	$23	$1	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.635	EUR	10,600	(1,305)	410	(895)	18	0

							$(1,306)	$434	$(872)	$19	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	10,500	$(9)	$167	$158	$61	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		3,000	189	43	232	33	0
Receive(5)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$1,000	0	1	1	0	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		64,000	(594)	5,200	4,606	9	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		75,590	4,664	2,296	6,960	36	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,900	325	3,683	4,008	39	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		68,300	3,736	5,214	8,950	87	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		169,400	(5,526)	55,261	49,735	516	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		8,300	(60)	144	84	0	(15)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		14,500	(33)	1,024	991	0	(23)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		15,100	(58)	673	615	0	(26)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		10,800	(33)	(443)	(476)	0	(22)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		168,200	(561)	36,029	35,468	0	(146)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	7,600	188	577	765	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,700	159	30	189	24	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		6,800	222	114	336	24	0

							$2,609	$110,013	$112,622	$829	$(233)

Total Swap Agreements							$1,303	$110,447	$111,750	$848	$(233)

Cash of $17,956 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2021.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		05/2021		EUR	1,067		$1,285		$3		$0
BPS		05/2021			792		951		0		(1)
		05/2021			$1,813		GBP	1,319	9		0
		08/2021		PEN	1,075		$291		7		0
CBK		05/2021			395		106		2		0
		05/2021			$45		PEN	164	0		(2)
		05/2021			4		RUB	317	0		0
		06/2021		PEN	5,378		$1,465		43		0

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

	08/2021		407		111	3	0
	09/2021		1,252		338	7	0
	10/2021		163		45	2	0
	12/2021		$128	PEN	470	0	(4)
GLM	05/2021	PEN	163		$44	1	0
	05/2021		$43	PEN	164	0	0
	06/2021	PEN	89		$24	1	0
	07/2021		$8	RUB	637	0	0
HUS	05/2021	PEN	165		$45	1	0
	05/2021		$41,355	GBP	29,699	12	(352)
	05/2021		45	PEN	165	0	(1)
	05/2021		4	RUB	321	0	0
	06/2021	GBP	27,299		$38,055	352	0
	06/2021	PEN	510		138	3	0
	10/2021		165		45	1	0
	12/2021		153		42	1	0
	12/2021		$2,728	PEN	10,044	0	(77)
JPM	05/2021		708	EUR	595	7	0
	06/2021		2,307	GBP	1,658	0	(17)
SCX	05/2021	EUR	51,179		$60,185	0	(1,345)
	05/2021	GBP	31,469		43,298	0	(162)
	05/2021		$620	GBP	451	3	0
	06/2021	EUR	52,443		$63,166	81	0
	06/2021	PEN	1,731		467	9	0
	12/2021		96		26	1	0
UAG	06/2021		$9	RUB	637	0	0

Total Forward Foreign Currency Contracts						$549	$(1,961)

(q)

Securities with an aggregate market value of $2,381 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 04/30/2021

Investments in Securities, at Value
Loan Participations and Assignments			$3,168		$80,531	$14,474	$98,173
Corporate Bonds & Notes
Banking & Finance			0		110,069	0	110,069
Industrials			0		258,854	9,999	268,853
Utilities			0		42,474	0	42,474
Convertible Bonds & Notes
Industrials			0		3,587	0	3,587
Utilities			0		2	0	2
Municipal Bonds & Notes
Illinois			0		17,750	0	17,750
Puerto Rico			0		2,327	0	2,327
Virginia			0		783	0	783
West Virginia			0		4,787	0	4,787
U.S. Government Agencies			0		11,023	4,831	15,854
Non-Agency Mortgage-Backed Securities			0		76,703	0	76,703
Asset-Backed Securities			0		76,506	9,418	85,924
Sovereign Issues			0		33,181	0	33,181
Common Stocks
Communication Services			3,752		0	1,689	5,441
Energy			13		0	0	13
Financials			0		0	813	813
Industrials			0		0	8,259	8,259
Rights
Information Technology			0		0	9,322	9,322
Warrants
Industrials			0		0	1,160	1,160
Preferred Securities
Banking & Finance			0		24,329	0	24,329
Industrials			0		249	27,831	28,080
Real Estate Investment Trusts
Real Estate			15,925		0	0	15,925
Short-Term Instruments
Repurchase Agreements			0		10,599	0	10,599
Short-Term Notes			0		9,000	0	9,000
Argentina Treasury Bills			0		217	0	217
U.S. Treasury Bills			0		740	0	740
U.S. Treasury Cash Management Bills			0		1,641	0	1,641

Total Investments			$22,858		$765,352	$87,796	$876,006

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		848	0	848
Over the counter			0		549	0	549

			$0		$1,397	$0	$1,397
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(233)	0	(233)

Schedule of Investments PIMCO Corporate and Income Strategy Fund (Cont.)	April 30, 2021 (Unaudited)

Over the counter					0	(1,961)	0		(1,961)

					$0	$(2,194)	$0		$(2,194)

Total Financial Derivative Instruments					$0	$(797)	$0		$(797)

Totals					$22,858	$764,555	$87,796		$875,209

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2021:
Category and Subcategory	Beginning Balance at 07/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$11,340	$16,788	$(16,017)	$51	$(7,100)	$5,369	$4,058	$(14)	$14,474	$59
Corporate Bonds & Notes
Industrials	0	8,412	(40)	5	0	1,622	0	0	9,999	1,622
U.S. Government Agencies	4,848	0	(73)	9	25	22	0	0	4,831	18
Asset-Backed Securities	15,550	0	(5,913)	0	115	(1,487)	1,152	0	9,418	(1,478)
Common Stocks
Communication Services	3	2,065	0	0	0	(379)	0	0	1,689	(379)
Financials	0	724	0	0	0	89	0	0	813	89
Industrials	379	2,681	0	0	0	5,199	0	0	8,259	5,199
Real Estate	2,246	0	(1,515)	0	0	(731)	0	0	0	0
Rights
Information Technology	0	4,094	0	0	0	5,228	0	0	9,322	5,228
Warrants
Industrials	0	0	0	0	0	1,160	0	0	1,160	1,160
Preferred Securities
Industrials	14,742	0	(4,673)	0	0	17,763	0	0	27,831	17,763

Totals	$49,108	$34,764	$(28,231)	$65	$(6,960)	$33,855	$5,210	$(14)	$87,796	$29,281

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 04/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,677	Other Valuation Techniques(2)			—			—	—
		4,297	Reference Instrument			Yield			6.086	—
		8,500	Third Party Vendor			Broker Quote			61.000 - 100.750	89.064
Corporate Bonds & Notes
Industrials		9,984	Indicative Market Quotation			Broker Quote			$60.500	—
		15	Other Valuation Techniques(2)			—			—	—
U.S. Government Agencies		4,831	Proxy Pricing			Base Price			61.460	—
Asset-Backed Securities		9,418	Proxy Pricing			Base Price			16.500 - 100,000.000	50,867.524
Common Stocks
Communication Services		1,689	Reference Instrument			Liquidity Discount			10.000	—
Financials		813	Other Valuation Techniques(2)			—			—	—
Industrials		7,832	Discounted Cash Flow			Discount Rate			14.000	—
		427	Other Valuation Techniques(2)			—			—	—
Rights
Information Technology		9,322	Market Comparable Valuation			EBITDA			4.250x	—
Warrants
Industrials		1,160	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		27,831	Market Comparable Valuation			EBITDA			15.000x/12.200x/10.000x	—

Total		$87,796

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of April 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CIB	Canadian Imperial Bank of Commerce	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	FOB	Credit Suisse Securities (USA) LLC	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	UAG	UBS AG Stamford
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	RUB	Russian Ruble
AUD	Australian Dollar	GBP	British Pound	USD (or $)	United States Dollar
BRL	Brazilian Real	PEN	Peruvian New Sol

Index/Spread Abbreviations:
ARPPPA	Argentina Passive 7 Day Reverse Repurchase Agreement Rate	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding